SCHEDULE I - ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
STATEMENTS OF OPERATIONS
Net revenues	$ 441,505,231	$ 177,883,105	$ 134,109,632
Cost of revenue	(24,128,462)	(15,300,854)	(14,932,713)
Gross profit	417,376,769	162,582,251	119,176,919
Operating expenses:
General and administrative expenses	(15,017,499)	(16,256,192)	(10,728,807)
Research and development expenses	(29,669,615)	(26,935,497)	(19,324,657)
Sales and marketing expenses	(418,261,754)	(157,027,956)	(80,729,626)
Other operating income (loss),net	(2,274,507)	872,269	1,609,159
Total operating expenses	(465,223,375)	(199,347,376)	(109,173,931)
Loss from operations	(47,846,606)	(36,765,125)	10,002,988
Foreign exchange gains	91,335	(342,687)	(70,033)
Loss before income taxes and equity in earnings of subsidiaries	(47,359,642)	(36,844,347)	10,147,685
Net income (loss) attributed to CooTek (Cayman) Inc.	(47,366,729)	(36,846,061)	10,147,465
Parent company | Reportable legal entities
STATEMENTS OF OPERATIONS
Net revenues		51,152	146,090
Cost of revenue	(276,085)	(101,689)	(87,416)
Gross profit	(276,085)	(50,537)	58,674
Operating expenses:
General and administrative expenses	(2,607,390)	(558,078)	(450,005)
Research and development expenses	(3,034,240)	(2,806,588)	(1,788,724)
Sales and marketing expenses	(212,381)	(196,224)	(127,095)
Other operating income (loss),net	112,478	119,146	9,374
Total operating expenses	(5,741,533)	(3,441,744)	(2,356,450)
Loss from operations	(6,017,618)	(3,492,281)	(2,297,776)
Interest expenses, net		(2,494)
Foreign exchange gains	3		9,604
Loss before income taxes and equity in earnings of subsidiaries	(6,017,615)	(3,494,775)	(2,288,172)
Net loss before equity in earnings of subsidiaries	(6,017,615)	(3,494,775)	(2,288,172)
Equity in income (loss) income of subsidiaries, VIEs and VIEs' subsidiaries	(41,349,114)	(33,351,286)	12,435,637
Net income (loss) attributed to CooTek (Cayman) Inc.	$ (47,366,729)	$ (36,846,061)	$ 10,147,465